Loans Receivable - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 7,844,376
% of Gross Loans, Fixed-Rate	61.00%
Gross Loans, Adjustable Rate	$ 5,009,302
% of Gross Loans, Adjustable Rate	39.00%
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 90,107
% of Gross Loans, Fixed-Rate	0.70%
Gross Loans, Adjustable Rate	$ 3,003,472
% of Gross Loans, Adjustable Rate	23.40%
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 205,442
% of Gross Loans, Fixed-Rate	1.60%
Gross Loans, Adjustable Rate	$ 873,078
% of Gross Loans, Adjustable Rate	6.80%
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 280,760
% of Gross Loans, Fixed-Rate	2.20%
Gross Loans, Adjustable Rate	$ 669,331
% of Gross Loans, Adjustable Rate	5.20%
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 1,069,783
% of Gross Loans, Fixed-Rate	8.30%
Gross Loans, Adjustable Rate	$ 395,157
% of Gross Loans, Adjustable Rate	3.10%
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 1,137,196
% of Gross Loans, Fixed-Rate	8.80%
Gross Loans, Adjustable Rate	$ 45,603
% of Gross Loans, Adjustable Rate	0.40%
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans, Fixed-Rate	$ 5,061,088
% of Gross Loans, Fixed-Rate	39.40%
Gross Loans, Adjustable Rate	$ 22,661
% of Gross Loans, Adjustable Rate	0.20%